Share-Based Payments (Details) - Schedule of RSUs - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payments (Details) - Schedule of RSUs [Line Items]
Outstanding Beginning, Number of RSUs	400,000	200,000
Outstanding Beginning, Weighted Average Grant Price	$ 3.73	$ 5.01
Granted, Number of RSUs	475,000	200,000
Granted, Weighted Average Grant Price	$ 3.83	$ 2.45
Settled, Number of RSUs	(250,002)
Settled, Weighted Average Grant Price	$ 3.13
Outstanding ending, Number of RSUs	624,998	400,000
Outstanding ending, Weighted Average Grant Price	$ 4.05	$ 3.73